Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Principal Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,267	$ 3,707
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	3,234
Gross carrying amount | 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	130
Gross carrying amount | 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	486
Gross carrying amount | 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	91
Gross carrying amount | 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	947
Gross carrying amount | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	141
Gross carrying amount | 2023 and thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,439